SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q1) (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Cash	$ 567,179		$ 1,129,684	$ 865,031
Cash equivalents	0		0	0
Assets held in the trust account	92,679,503		88,654,397	91,872,418
Cash withdrawn from Trust Account	0	$ 300,000	0	600,000
Unrecognized tax benefits	0		0	0
Accrued interest and penalties	$ 0		$ 0	$ 0